First Trust Dow Jones Select MicroCap Index Fund Investment Objectives and Goals - First Trust Dow Jones Select MicroCap Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Dow Jones Select MicroCap Index Fund (FDM)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Dow Jones Select MicroCap IndexSM (the “Index”).